Payments, Details - Exxon Mobil Corp (Dodd Frank Only) [Member] - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 0.4	Royalties	ARGENTINA	snj:AR-Q	Provincia del Neuquén [Member]	Neuquén-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 2
	1.7	Fees	AUSTRALIA	snj:AU-VIC	Australian Energy Market Operator (AEMO) [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 3
	255.7	Taxes	AUSTRALIA		Australian Taxation Office [Member]	Entity Level Payment - AU [Member]
#: 4
	209.3	Taxes	AUSTRALIA	snj:AU-VIC	Australian Taxation Office [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 5
	76.5	Taxes	AUSTRALIA	snj:AU-WA	Australian Taxation Office [Member]	Western Australia-Offshore-Indian Ocean-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 6
	0.7	Fees	AUSTRALIA	snj:AU-VIC	Energy Safe Victoria [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 7
	0.4	Fees	AUSTRALIA	snj:AU-VIC	Environmental Protection Authority [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 8
	1.7	Fees	AUSTRALIA		Gippsland Water [Member]	Entity Level Payment - AU [Member]
#: 9
	1.1	Fees	AUSTRALIA	snj:AU-VIC	Gippsland Water [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 10
	0.1	Fees	AUSTRALIA	snj:AU-VIC	Mornington Peninsula Shire Council [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 11
	5.8	Fees	AUSTRALIA	snj:AU-VIC	National Offshore Petroleum Safety and Environmental Management Authority (NOPSEMA) [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 12
	0.9	Fees	AUSTRALIA	snj:AU-VIC	State Revenue Office Victoria [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 13
	1.1	Fees	AUSTRALIA	snj:AU-VIC	The National Offshore Petroleum Titles Administrator (NOPTA) [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 14
	2.7	Fees	AUSTRALIA	snj:AU-VIC	Wellington Shire Council [Member]	Victoria-Offshore-Bass Strait-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 15
	12.5	Taxes	AZERBAIJAN	snj:AZ-BA	State Tax Services of the Republic of Azerbaijan [Member]	Baku-Offshore-Caspian Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 16
	10.4	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao Coordenacao de Projetos, Pesquisas e Estudos Tecnologicos [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 17
	0.1	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao da Universidade Federal do Parana [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 18
	0.4	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Apoio a Servicos Tecnicos, Ensino e Fomento a Pesquisas [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 19
	0.1	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Apoio a Universidade Federal Rural do Rio de Janeiro [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 20
	0.9	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Apoio a Universidade Federal do Rio Grande do Sul [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 21
	1.5	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Apoio a Universidade de Sao Paulo [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 22
	0.3	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Apoio ao Desenvolvimento da Computacao Cientifica [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 23
	0.5	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Desenvolvimento da Pesquisa [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 24
	0.6	Comm. Social Resp.	BRAZIL	snj:BR-SP	Fundacao de Desenvolvimento da Unicamp [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 25
	24.6	Bonuses	BRAZIL	snj:BR-AP	Ministerio da Fazenda [Member]	Amapá-Offshore-Foz do Amazonas Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 26
	1.3	Fees	BRAZIL	snj:BR-RJ	Ministerio da Fazenda [Member]	Rio de Janeiro-Offshore-Campos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 27
	1.2	Fees	BRAZIL	snj:BR-SE	Ministerio da Fazenda [Member]	Sergipe-Offshore-Sergipe-Alagoas Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 28
	1.4	Fees	BRAZIL	snj:BR-SP	Ministerio da Fazenda [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 29
	3.3	Royalties	BRAZIL	snj:BR-SP	Ministerio da Fazenda [Member]	São Paulo-Offshore-Santos Basin-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 30
	0.7	Bonuses	EGYPT	snj:EG-ALX	Egyptian Natural Gas Holding Company (EGAS) [Member]	Al Iskandarīyah-Offshore-Mediterranean Sea-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 31
	2.0	Taxes	EQUATORIAL GUINEA	snj:GQ-BN	Ministry of Taxes / Public Treasury [Member]	Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 32
	0.3	Bonuses	GREECE	snj:GR-M	Hellenic Hydrocarbons and Energy Resources Management Company (HEREMA) [Member]	Kríti-Offshore-Cretan Sea-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 33
	0.3	Fees	GREECE	snj:GR-M	Hellenic Hydrocarbons and Energy Resources Management Company (HEREMA) [Member]	Kríti-Offshore-Cretan Sea-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 34
	0.3	Infrastructure	INDONESIA	snj:ID-JT	Bojonegoro, Tuban, Blora Regency [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 35
	0.6	Fees	INDONESIA	snj:ID-JT	Directorate General Of Marine Transportation [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 36
	28.5	Taxes	INDONESIA	snj:ID-AC	Directorate General Of Taxation [Member]	Aceh-Onshore-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 37
	132.3	Taxes	INDONESIA	snj:ID-JT	Directorate General Of Taxation [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 38
	46.0	Prod. Entitlements	INDONESIA	snj:ID-JT	PT. Asri Dharma Sejahtera [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 39
	22.4	Prod. Entitlements	INDONESIA	snj:ID-JT	PT. Blora Patragas Hulu (Perseroda) [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 40
	23.0	Prod. Entitlements	INDONESIA	snj:ID-JT	PT. Petrogas Jatim Utama Cendana [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 41
	11.2	Prod. Entitlements	INDONESIA	snj:ID-JT	PT. Sarana Patra Hulu Cepu [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 42
	461.4	Prod. Entitlements	INDONESIA	snj:ID-JT	Pertamina Ep Cepu [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 43
	0.3	Fees	INDONESIA	snj:ID-JT	Perusahaan Umum Perum Jasa Tirta [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 44
	0.8	Fees	INDONESIA	snj:ID-JT	SKK Migas [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 45
	2,718.4	Prod. Entitlements	INDONESIA	snj:ID-JT	SKK Migas [Member]	Jawa Tengah-Onshore-Oil [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 46
	2.5	Fees	KAZAKHSTAN	snj:KZ-23	Atyrau City State Revenue Department [Member]	Atyrauskaya oblast'-Offshore-Caspian Sea- Kashagan Field-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 47
	5.9	Taxes	KAZAKHSTAN	snj:KZ-23	Atyrau City State Revenue Department [Member]	Atyrauskaya oblast'-Offshore-Caspian Sea- Kashagan Field-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 48
	0.2	Fees	KAZAKHSTAN		Branch of KMG Kashagan B.V. [Member]	Entity Level Payment - KZ [Member]
#: 49
	2.2	Fees	KAZAKHSTAN		KazTransOil [Member]	Entity Level Payment - KZ [Member]
#: 50
	67.0	Taxes	KAZAKHSTAN	snj:KZ-23	Treasury Committee of Ministry of Finance [Member]	Atyrauskaya oblast'-Offshore-Caspian Sea- Kashagan Field-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 51
	308.2	Taxes	MALAYSIA		Inland Revenue Board of Malaysia [Member]	Entity Level Payment - MY [Member]
#: 52
	480.3	Prod. Entitlements	MALAYSIA	snj:MY-11	PETRONAS [Member]	Terengganu-Offshore-South China Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 53
	7.6	Royalties	MALAYSIA	snj:MY-11	PETRONAS [Member]	Terengganu-Offshore-South China Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 54
	96.6	Royalties	MALAYSIA	snj:MY-11	PETRONAS [Member]	Terengganu-Offshore-South China Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 55
	14.4	Taxes	MALAYSIA	snj:MY-11	PETRONAS [Member]	Terengganu-Offshore-South China Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 56
	0.3	Fees	NIGERIA	snj:NG-AK	Federal Government [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 57
	1.2	Fees	NIGERIA	snj:NG-ON	Federal Government [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 58
	1.4	Fees	NIGERIA		Federal Inland Revenue Service [Member]	Entity Level Payment - NG [Member]
#: 59
	193.4	Taxes	NIGERIA		Federal Inland Revenue Service [Member]	Entity Level Payment - NG [Member]
#: 60
	416.6	Taxes	NIGERIA		Federal Inland Revenue Service [Member]	Entity Level Payment - NG [Member]				Yes	Valued based on production agreements
#: 61
	0.1	Fees	NIGERIA	snj:NG-ON	Industrial Training Fund [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 62
	43.8	Fees	NIGERIA		Niger Delta Development Commission [Member]	Entity Level Payment - NG [Member]
#: 63
	23.2	Comm. Social Resp.	NIGERIA		Nigeria Host Community Development Trust Fund [Member]	Entity Level Payment - NG [Member]
#: 64
	3.7	Fees	NIGERIA	snj:NG-AK	Nigerian Content Development and Monitoring Board [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 65
	0.1	Comm. Social Resp.	NIGERIA	snj:NG-CR	Nigerian Content Development and Monitoring Board [Member]	Cross River-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 66
	4.7	Fees	NIGERIA	snj:NG-ON	Nigerian Content Development and Monitoring Board [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 67
	29.1	Prod. Entitlements	NIGERIA	snj:NG-AK	Nigerian National Petroleum Company (NNPC) Limited [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 68
	205.0	Prod. Entitlements	NIGERIA	snj:NG-ON	Nigerian National Petroleum Company (NNPC) Limited [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 69
	2.9	Fees	NIGERIA	snj:NG-AK	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 70
	82.3	Royalties	NIGERIA	snj:NG-AK	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 71
	2.4	Fees	NIGERIA	snj:NG-ON	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 72
	199.6	Royalties	NIGERIA	snj:NG-ON	Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 73
	0.3	Fees	NIGERIA		Other Federal Ministries [Member]	Entity Level Payment - NG [Member]
#: 74
	0.1	Fees	NIGERIA	snj:NG-ON	Other Federal Ministries [Member]	Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 75
	0.3	Fees	PAPUA NEW GUINEA	snj:PG-SHM	Conservation and Environment Protection Authority [Member]	Southern Highlands-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 76
	0.1	Fees	PAPUA NEW GUINEA	snj:PG-WPD	Conservation and Environment Protection Authority [Member]	Western-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 77
	0.1	Fees	PAPUA NEW GUINEA	snj:PG-CPM	Department of Petroleum & Energy [Member]	Central-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 78
	0.1	Fees	PAPUA NEW GUINEA	snj:PG-HLA	Department of Petroleum & Energy [Member]	Hela-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 79
	116.5	Taxes	PAPUA NEW GUINEA	snj:PG-HLA	Department of Petroleum & Energy [Member]	Hela-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 80
	0.2	Taxes	PAPUA NEW GUINEA	snj:PG-CPM	Department of Works [Member]	Central-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 81
	37.9	Taxes	PAPUA NEW GUINEA	snj:PG-HLA	Department of Works [Member]	Hela-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 82
	9.2	Taxes	PAPUA NEW GUINEA	snj:PG-SHM	Department of Works [Member]	Southern Highlands-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 83
	0.1	Taxes	PAPUA NEW GUINEA	snj:PG-WPD	Department of Works [Member]	Western-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 84
	184.8	Taxes	PAPUA NEW GUINEA		Internal Revenue Commission [Member]	Entity Level Payment - PG [Member]
#: 85
	378.0	Dividends	PAPUA NEW GUINEA		Kumul Petroleum PNG Holdings Limited [Member]	Entity Level Payment - PG [Member]
#: 86
	62.2	Dividends	PAPUA NEW GUINEA		Mineral Resources Development Company [Member]	Entity Level Payment - PG [Member]
#: 87
	132.4	Taxes	QATAR	snj:QA-KH	General Tax Authority [Member]	Al Khawr wa adh Dhakhīrah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 88
	0.5	Comm. Social Resp.	QATAR	snj:QA-DA	INJAZ Qatar Establishment [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 89
	0.3	Comm. Social Resp.	QATAR	snj:QA-DA	Ministry of Environment and Climate Change [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well	Yes
#: 90
	0.1	Comm. Social Resp.	QATAR	snj:QA-DA	Qatar Foundation [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well	Yes
#: 91
	1.5	Comm. Social Resp.	QATAR	snj:QA-DA	Qatar Museums Authority [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 92
	0.2	Comm. Social Resp.	QATAR	snj:QA-DA	Qatar University [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 93
	0.1	Comm. Social Resp.	QATAR	snj:QA-DA	Qatar University [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well	Yes
#: 94
	0.5	Comm. Social Resp.	QATAR	snj:QA-DA	QatarEnergy [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 95
	0.2	Comm. Social Resp.	QATAR	snj:QA-DA	QatarEnergy [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well	Yes
#: 96
	38.3	Dividends	QATAR	snj:QA-KH	QatarEnergy [Member]	Al Khawr wa adh Dhakhīrah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 97
	1,280.7	Prod. Entitlements	QATAR	snj:QA-KH	QatarEnergy [Member]	Al Khawr wa adh Dhakhīrah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well	Yes	Valued based on production agreements
#: 98
	2.4	Comm. Social Resp.	QATAR	snj:QA-DA	Teach For Qatar [Member]	Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 99
	3.5	Royalties	THAILAND	snj:TH-40	Department of Mineral Fuels, Ministry Of Energy [Member]	Khon Kaen-Onshore-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 100
	0.3	Fees	THAILAND	snj:TH-82	Department of Mineral Fuels, Ministry Of Energy [Member]	Phangnga-Offshore-Andaman Sea-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 101
	9.9	Taxes	THAILAND	snj:TH-40	Revenue Department [Member]	Khon Kaen-Onshore-Gas [Member]	Gas [Member]	Upstream [Member]	Well
#: 102
	0.8	Bonuses	TRINIDAD AND TOBAGO	snj:TT-MRC	Trinidad and Tobago Ministry of Energy and Energy Industries [Member]	Mayaro-Rio Claro-Offshore-Atlantic Ocean-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 103
	0.9	Comm. Social Resp.	TRINIDAD AND TOBAGO	snj:TT-MRC	Trinidad and Tobago Ministry of Energy and Energy Industries [Member]	Mayaro-Rio Claro-Offshore-Atlantic Ocean-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 104
	1.5	Fees	TRINIDAD AND TOBAGO	snj:TT-MRC	Trinidad and Tobago Ministry of Energy and Energy Industries [Member]	Mayaro-Rio Claro-Offshore-Atlantic Ocean-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 105
	1,754.8	Royalties	UNITED ARAB EMIRATES	snj:AE-AZ	Department of Finance, Abu Dhabi [Member]	Abū Z̧aby-Offshore-Persian Gulf-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 106
	4,960.3	Taxes	UNITED ARAB EMIRATES	snj:AE-AZ	Department of Finance, Abu Dhabi [Member]	Abū Z̧aby-Offshore-Persian Gulf-Oil [Member]	Oil [Member]	Upstream [Member]	Well
#: 107
	6.1	Fees	UNITED STATES	snj:US-NM	Bureau of Land Management [Member]	New Mexico-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 108
	55.2	Royalties	UNITED STATES	snj:US-WY	Bureau of Land Management [Member]	Wyoming-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 109
	356.9	Taxes	UNITED STATES		Internal Revenue Service [Member]	Entity Level Payment - US [Member]
#: 110
	9.9	Royalties	UNITED STATES	snj:US-CO	Office of Natural Resources Revenue [Member]	Colorado-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 111
	3.7	Fees	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Louisiana-Offshore-Gulf of Mexico-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 112
	121.3	Royalties	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Louisiana-Offshore-Gulf of Mexico-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 113
	3.3	Royalties	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Louisiana-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 114
	7.7	Royalties	UNITED STATES	snj:US-MT	Office of Natural Resources Revenue [Member]	Montana-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 115
	750.1	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	New Mexico-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 116
	68.5	Royalties	UNITED STATES	snj:US-ND	Office of Natural Resources Revenue [Member]	North Dakota-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 117
	0.3	Royalties	UNITED STATES	snj:US-OK	Office of Natural Resources Revenue [Member]	Oklahoma-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 118
	6.9	Fees	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Texas-Offshore-Gulf of Mexico-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 119
	0.1	Royalties	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Texas-Offshore-Gulf of Mexico-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 120
	(0.3)	Royalties	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Texas-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well
#: 121
	$ 31.2	Royalties	UNITED STATES	snj:US-WY	Office of Natural Resources Revenue [Member]	Wyoming-Onshore-Oil & Gas [Member]	Oil & Gas [Member]	Upstream [Member]	Well